UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-00249

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds I

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2015

Item 1. Schedule of Investments.

Schedule of investments
Delaware Mid Cap Value Fund	July 31, 2015 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 95.21%
Basic Industry – 8.90%
Albemarle	1,450	$78,590
Axalta Coating Systems †	1,250	39,763
Celanese Class A	1,200	79,104
Cytec Industries	1,850	137,325
FMC	750	36,405
Grace (W.R.) †	950	95,883
Graphic Packaging Holding	3,850	58,135
		525,205
Business Services – 1.54%
Brink’s	600	18,738
ManpowerGroup	800	72,384
		91,122
Capital Spending – 5.42%
ITT	2,100	79,800
KBR	2,150	37,561
Regal Beloit	1,100	76,373
Terex	1,300	28,808
United Rentals †	1,450	97,135
		319,677
Consumer Cyclical – 4.46%
BorgWarner	850	42,253
Horton (D.R.)	2,550	75,709
Johnson Controls	700	31,892
Newell Rubbermaid	1,700	73,576
Tenneco †	800	39,848
		263,278
Consumer Services – 7.51%
Bloomin’ Brands	1,800	41,922
Hasbro	950	74,803
Macy’s	950	65,607
Meredith	693	33,209
Nordstrom	900	68,679
Staples	2,100	30,891
Starwood Hotels & Resorts Worldwide	550	43,703
Tiffany	400	38,280
VF	600	46,254
		443,348
Consumer Staples – 3.65%
Dr Pepper Snapple Group	950	76,209
Reynolds American	1,000	85,790
Tyson Foods Class A	1,200	53,220
		215,219

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Schedule of investments
Delaware Mid Cap Value Fund (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock (continued)
Energy – 6.89%
Cameron International †	1,450	$73,167
Helmerich & Payne	450	25,983
Newfield Exploration †	2,600	85,254
Rowan	800	13,784
SM Energy	1,950	72,287
Superior Energy Services	3,150	53,550
Tesoro	350	34,069
Whiting Petroleum †	2,350	48,151
		406,245
Financial Services – 23.16%
American Financial Group	2,450	168,927
Associated Banc-Corp	1,500	29,565
Bank of Hawaii	1,100	74,217
Berkley (W.R.)	1,700	94,724
Comerica	2,700	128,061
East West Bancorp	4,200	187,992
Fifth Third Bancorp	3,300	69,531
Hancock Holding	1,850	54,057
HCC Insurance Holdings	1,000	77,160
Raymond James Financial	1,900	112,100
Reinsurance Group of America	1,200	115,824
Torchmark	2,225	137,082
Validus Holdings	1,579	73,187
Zions Bancorporation	1,400	43,666
		1,366,093
Healthcare – 8.18%
Becton, Dickinson	650	98,897
Cigna	350	50,421
MEDNAX †	600	50,784
Mylan	750	41,993
Service International	2,800	85,428
Universal Health Services Class B	600	87,138
Zimmer Biomet Holdings	650	67,646
		482,307
Real Estate Investment Trusts – 6.33%
Boston Properties	500	61,640
Brandywine Realty Trust	4,250	58,523
CBL & Associates Properties	2,850	46,569
Highwoods Properties	2,050	86,777
Host Hotels & Resorts	3,050	59,109
Kimco Realty	2,450	60,539
		373,157

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(Unaudited)

	Number of shares	Value (U.S. $)
Common Stock (continued)
Technology – 12.33%
Adobe Systems †	1,100	$90,189
Agilent Technologies	1,500	61,425
Avnet	2,250	93,893
Citrix Systems †	350	26,463
Fiserv †	1,500	130,290
Keysight Technologies †	875	26,723
Qorvo †	350	20,283
Symantec	1,800	40,932
Synopsys †	2,400	122,016
Teradyne	2,350	45,261
Thermo Fisher Scientific	500	69,765
		727,240
Transportation – 1.88%
Canadian National Railway	800	49,944
CSX	1,950	60,996
		110,940
Utilities – 4.96%
Edison International	1,000	60,010
IDACORP	500	31,055
PPL	1,900	60,439
Public Service Enterprise Group	1,850	77,089
Talen Energy †	187	2,942
Wec Energy Group	1,250	61,250
		292,785
Total Common Stock (cost $3,780,895)		5,616,616

Exchange-Traded Fund – 1.55%
iShares Russell Mid-Cap Value	1,250	91,487
Total Exchange-Traded Fund (cost $92,538)		91,487

	Principal amount°
Short-Term Investments – 2.60%
Discount Notes – 1.26%≠
Federal Home Loan Bank
0.05% 8/14/15	11,517	11,517
0.065% 8/5/15	2,914	2,914
0.065% 9/2/15	9,800	9,800
0.07% 8/11/15	6,930	6,930
0.075% 9/18/15	13,749	13,748
0.10% 10/23/15	9,800	9,799
0.105% 11/3/15	12,757	12,754

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Schedule of investments
Delaware Mid Cap Value Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Short-Term Investments (continued)
Discount Notes≠ (continued)
Freddie Mac 0.075% 10/1/15	6,777	$6,776
		74,238
Repurchase Agreements – 1.34%
Bank of America Merrill Lynch
0.06%, dated 7/31/15, to be repurchased on 8/3/15,
repurchase price $12,119 (collateralized by U.S.
government obligations 0.50%-2.00%
1/31/17-5/31/21;
market value $12,362)	12,119	12,119
Bank of Montreal
0.13%, dated 7/31/15, to be repurchased on 8/3/15,
repurchase price $20,199 (collateralized by U.S.
government obligations 1.25%-4.625%
9/30/16-2/15/40;
market value $20,603)	20,199	20,199
BNP Paribas
0.12%, dated 7/31/15, to be repurchased on 8/3/15,
repurchase price $46,682 (collateralized by U.S.
government obligations 0.00%-7.50%
1/28/16-11/15/44;
market value $47,615)	46,682	46,682
		79,000
Total Short-Term Investments (cost $153,235)		153,238

Total Value of Securities – 99.36%
(cost $4,026,668)		5,861,341

Receivables and Other Assets Net of Liabilities – 0.64%		37,542
Net Assets – 100.00%		$5,898,883

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

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Notes
Delaware Mid Cap Value Fund	July 31, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Equity Funds I – Delaware Mid Cap Value Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

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(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of July 31, 2015:

	Level 1	Level 2	Total
Common Stock	$5,616,616	$—	$5,616,616
Exchange-Traded Fund	91,487	—	91,487
Short-Term Investments	—	153,238	153,238
Total	$5,708,103	$153,238	$5,861,341

During the period ended July 31, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At July 31, 2015, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to July 31, 2015 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

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Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: